Other income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2025
Other Income Expenses Net
Schedule of other income (expenses), net

	2025	2024	2023
Income
Income from grants	-	-	860
Fines on telecommunication services	118,572	102,096	77,814
Income from disposal of assets	7,120	18,034	318,960
Other income (i)	76,331	89,343	65,703
	202,023	209,473	463,337
Expenses
FUST/FUNTTEL (ii)	(161,510)	(162,487)	(158,021)
Taxes, fees and contributions	(14,113)	(18,110)	(1,400)
Provision for legal and administrative proceedings, net of reversal	(203,407)	(241,248)	(296,108)
Expenses on disposal of assets	(11,916)	(21,235)	(13,875)
Other expenses	(23,216)	(25,174)	(22,712)
	(414,162)	(468,254)	(492,116)

Other income (expenses), net	(212,139)	(258,781)	(28,779)

(i)	Mainly represents deferred revenue on the towers sold (according to Note 17), of which R$ 54,095 in 2025 (R$ 54,095 in 2024 and R$ 54,095 in 2023).

(ii)	Representing the expenses incurred with contributions on the various telecommunications revenues due to ANATEL, according to current legislation.